Summary of Significant Accounting Policies - Net Loss Per Common Share (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Common stock equivalents	323,251	466,094	347,251	604,006
Series D Preferred Stock [Member]
Common stock equivalents				14,040
Stock Option and Warrants [Member]
Common stock equivalents			305,251	427,966
Series D Warrants [Member]
Common stock equivalents			42,000	162,000